Loomis Sayles Core Plus Bond Fund

Supplement dated August 9, 2010 to the Natixis Income Funds Class A, B and C Prospectus dated

February 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, the paragraph under the section “Fund Fees and Expenses” is amended and restated as follows with regard to the Loomis Sayles Core Plus Bond Fund (the “Fund”):

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 53 of the Prospectus and on page 107 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Effective immediately, the “Shareholder Fees and Annual Fund Operating Expenses” tables under the section “Fund Fees and Expenses” is amended and restated as follows with regard to the Fund:

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Redemption fees	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.28%	0.28%	0.28%
Total annual fund operating expenses	0.97%	1.72%	1.72%
Fee waiver and/or expense reimbursement[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.90%	1.65%	1.65%

Effective immediately, the section “Example” within the section “Fund Fees and Expenses” is amended and restated as follows with regard to the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except the example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$538	$668	$168	$268	$168
3 years	$738	$835	$535	$535	$535
5 years	$956	$1,127	$927	$927	$927
10 years	$1,580	$1,826	$1,826	$2,024	$2,024

[1]

Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), the Fund’s advisory administrator have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 1.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.90%, 1.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Effective immediately, the first paragraph of the section “Investments, Risks and Performance- Principal Investment Strategies” in the Fund’s Fund Summary is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In addition, the Fund normally will invest primarily in investment-grade securities, which are securities rated in one of the top four ratings categories by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)). For purposes of this restriction, investment-grade securities also include cash and cash equivalent securities. The Fund will generally seek to maintain an effective duration of +/- 2 years relative to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Barclays Capital U.S. Aggregate Bond Index fluctuates, as of December 31, 2009, the effective duration was 4.57 years. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade (commonly known as “junk bonds”), and up to 10% of its assets in non-USD securities. There is no minimum rating for the securities in which the Fund may invest.

The Fund’s investments may include, for example, securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government sponsored agency debenture and pass-through securities, commercial mortgage-backed and asset-backed securities.

Effective immediately, the first paragraph under the section “Principal Risks” within the section “Investments, Risks and Performance” is amended and restated as follows with regard to the Fund:

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

2

Effective immediately, the risk factor entitled “Derivatives Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Effective immediately, the risk factor entitled “Emerging Markets Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Effective immediately, the risk factor entitled “Foreign Securities Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Effective immediately, the risk factor entitled “Market Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Effective immediately, the risk factor entitled “Mortgage-Related Securities Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s

3

value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Effective immediately, the paragraphs under the section “Risk/Return Bar Chart and Table” is amended and restated as follows with regard to the Fund:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to the Fund:

The Fund’s Class A shares total return year to date as of June 30, 2010 was 5.57%.

Effective immediately, the paragraph above the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” is amended and restated as follows with regard to the Fund:

Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Effective immediately, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” is amended and restated as follows with regard to the Fund:

Average Annual Total Returns

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Core Plus Bond Fund Class A – Return Before Taxes	11.35%	4.82%	5.51%
Return After Taxes on Distributions	9.27%	2.91%	3.42%
Return After Taxes on Distributions & Sales of Fund Shares	7.28%	2.96%	3.41%
Class B – Return Before Taxes	10.78%	4.68%	5.22%
Class C – Return Before Taxes	14.87%	5.01%	5.21%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. The results shown above, for periods prior to June 2001, reflect results achieved by a different subadviser.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

Effective immediately, the paragraph under the table “Type of Account” within the section “Purchase and Sale of Fund Shares” is amended and restated as follows with regard to the Fund:

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Effective immediately, the paragraph under the section “Tax Information” is amended and restated as follows with regard to the Fund:

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

***

The first paragraph of the section “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks- Loomis Sayles Core Plus Bond Fund” is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest primarily in investment-grade securities. “Investment-grade” securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), or if unrated are determined by Loomis Sayles to be of comparable quality. For purposes of this restriction, investment-grade securities also include cash and cash equivalent securities. The Fund will generally seek to maintain an effective duration of +/- 2 years relative to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Barclays Capital U.S. Aggregate Bond Index fluctuates, as of December 31, 2009, the effective duration was 4.57 years. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade (i.e., none of the three major ratings agencies (Moody’s Fitch or S&P) have rated the securities in one of their top four ratings categories) (commonly known as

5

“junk bonds”), or, if unrated, securities determined by Loomis Sayles to be of comparable quality, and up to 10% of its assets in non-USD securities. There is no minimum rating for the securities in which the Fund may invest.

The Fund’s investments may include, for example, securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government sponsored agency debenture and pass-through securities, commercial mortgage-backed and asset-backed securities.

The risk factor entitled “Mortgage-Related Securities Risk” in the section “Additional Investment Risks” in the section “Investment Goals, Strategies and Risks- Loomis Sayles Core Plus Bond Fund” is hereby replaced with the following:

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities. The value of some mortgage-related securities, and other asset-backed securities, in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

6

Loomis Sayles Core Plus Bond Fund

Supplement dated August 9, 2010 to the Natixis Income Funds Class Y Prospectus dated

February 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, the “Shareholder Fees and Annual Fund Operating Expenses” tables under the section “Fund Fees and Expenses” is amended and restated as follows with regard to the Loomis Sayles Core Plus Bond Fund (the “Fund”):

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.44%
Other expenses	0.24%
Total annual fund operating expenses	0.68%
Fee waiver and/or expense reimbursement[1]	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%

Effective immediately, the section “Example” within the section “Fund Fees and Expenses” is amended and restated as follows with regard to the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except the example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$66
3 years	$215
5 years	$376
10 years	$844

[1]

Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), the Fund’s advisory administrator have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.65% of the Fund’s average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.65% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Effective immediately, the first paragraph of the section “Investments, Risks and Performance- Principal Investment Strategies” in the Fund’s Fund Summary is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In addition, the Fund normally will invest primarily in investment-grade securities, which are securities rated in one of the top four ratings categories by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)). For purposes of this restriction, investment-grade securities also include cash and cash equivalent securities. The Fund will generally seek to maintain an effective duration of +/- 2 years relative to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Barclays Capital U.S. Aggregate Bond Index fluctuates, as of December 31, 2009, the effective duration was 4.57 years. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade (commonly known as “junk bonds”), and up to 10% of its assets in non-USD securities. There is no minimum rating for the securities in which the Fund may invest.

The Fund’s investments may include, for example, securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government sponsored agency debenture and pass-through securities, commercial mortgage-backed and asset-backed securities.

Effective immediately, the first paragraph under the section “Principal Risks” within the section “Investments, Risks and Performance” is amended and restated as follows with regard to the Fund:

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Effective immediately, the risk factor entitled “Derivatives Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Effective immediately, the risk factor entitled “Emerging Markets Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Effective immediately, the risk factor entitled “Foreign Securities Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Effective immediately, the risk factor entitled “Market Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Effective immediately, the risk factor entitled “Mortgage-Related Securities Risk” in the section “Investments, Risks and Performance- Principal Risks” in the Fund’s Fund Summary is hereby replaced with the following:

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Effective immediately, the paragraph under the section “Risk/Return Bar Chart and Table” is amended and restated as follows with regard to the Fund:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Effective immediately, the caption “Total Returns for Class Y Shares†” above the bar chart in the section “Risk/Return Bar Chart and Table” has been removed.

Effective immediately, the following sentence is added under the bar chart in the section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to the Fund:

The Fund’s Class Y shares total return year to date as of June 30, 2010 was 5.76%.

Effective immediately, the paragraph above the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” is removed with regard to the Fund.

Effective immediately, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” is amended and restated as follows with regard to the Fund:

Average Annual Total Returns

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Core Plus Bond Fund Class Y – Return Before Taxes	16.93%	6.07%	6.35%
Return After Taxes on Distributions	14.66%	4.05%	4.13%
Return After Taxes on Distributions & Sales of Fund Shares	10.90%	3.96%	4.06%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. The results shown above, for periods prior to June 2001, reflect results achieved by a different subadviser.

Effective immediately, the section “Purchase and Sale of Fund Shares” is amended and restated as follows with regard to the Fund:

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Adviser or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company

(“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Effective immediately, the paragraph under the section “Tax Information” is amended and restated as follows with regard to the Fund:

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

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The first paragraph of the subsection “Principal Investment Strategies” in the section “Investment Goals, Strategies and Risks- Loomis Sayles Core Plus Bond Fund” is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest primarily in investment-grade securities. “Investment-grade” securities are those securities that are rated in one of the top four ratings categories at the time of purchase by at least one of the three major ratings agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Ratings Group (“S&P”)), or if unrated are determined by Loomis Sayles to be of comparable quality. For purposes of this restriction, investment-grade securities also include cash and cash equivalent securities. The Fund will generally seek to maintain an effective duration of +/- 2 years relative to the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Barclays Capital U.S. Aggregate Bond Index fluctuates, as of December 31, 2009, the effective duration was 4.57 years. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade (i.e., none of the three major ratings agencies (Moody’s Fitch or S&P) have rated the securities in one of their top four ratings categories) (commonly known as “junk bonds”), or, if unrated, securities determined by Loomis Sayles to be of comparable quality, and up to 10% of its assets in non-USD securities. There is no minimum rating for the securities in which the Fund may invest.

The Fund’s investments may include, for example, securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government sponsored agency debenture and pass-through securities, commercial mortgage-backed and asset-backed securities.

The risk factor entitled “Mortgage-Related Securities Risk” in the subsection “Additional Investment Risks” in the section “Investment Goals, Strategies and Risks- Loomis Sayles Core Plus Bond Fund” is hereby replaced with the following:

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities. The value of some mortgage-related securities, and other asset-backed securities, in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Loomis Sayles Core Plus Bond Fund

Supplement dated August 9, 2010 to the Natixis Funds Statement of Additional Information dated

February 1, 2010, as may be revised or supplemented from time to time.

Effective immediately, under the sub-section “Investment Restrictions,” restriction (13) for the Loomis Sayles Core Plus Bond Fund is hereby deleted.